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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hambrecht & Quist Capital Management LLC
                 ----------------------------------------
   Address:      30 Rowes Wharf, 4th floor
                 ----------------------------------------
                 Boston, MA 02110
                 ----------------------------------------

                 ----------------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathleen Eckert
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   617-772-8500
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Kathleen Eckert              Boston, MA          5/11/06
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          85
                                        --------------------

Form 13F Information Table Value Total:       $528,136
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ACADIA
  Pharmaceuticals, Inc.        Common      004225108    9,666   604,868   SH             Sole         NA      Sole
Adeza Biomedical
  Corporation                  Common      006864102    6,075   287,500   SH             Sole         NA      Sole
Affymetrix, Inc.               Common      00826T108    8,298   252,000   SH             Sole         NA      Sole
Akorn, Inc.                    Common      009728106    3,672   888,889   SH             Sole         NA      Sole
Alexza
  Pharmaceuticals, Inc.        Common      015384100    5,606   575,000   SH             Sole         NA      Sole
Align Technology, Inc.         Common      016255101   12,022 1,311,000   SH             Sole         NA      Sole
Allscripts Healthcare
  Solutions, Inc.              Common      01988P108    2,399   131,000   SH             Sole         NA      Sole
Amgen, Inc.                    Common      031162100   11,007   151,300   SH             Sole         NA      Sole
Ariad
  Pharmaceuticals, Inc.        Common      04033A100    8,253 1,254,195   SH             Sole         NA      Sole
Avalon
  Pharmaceuticals, Inc.        Common      05346P106    2,246   462,120   SH             Sole         NA      Sole
Barr
  Pharmaceuticals, Inc.        Common      068306109    7,539   119,700   SH             Sole         NA      Sole
Barrier
  Therapeutics, Inc.           Common      06850R108    6,753   697,600   SH             Sole         NA      Sole
Bioenvision, Inc.              Common      09059N100    3,340   468,500   SH             Sole         NA      Sole
Biogen Idec Inc.               Common      09062X103    2,355    50,000   SH             Sole         NA      Sole
Boston
  Scientific Corporation       Common      101137107    1,325    57,500   SH             Sole         NA      Sole
Caraco Pharmaceutical
  Laboratories, Inc.           Common      14075T107    3,966   305,100   SH             Sole         NA      Sole
Conor MedSystems, Inc.         Common      208264101   26,633   914,299   SH             Sole         NA      Sole
Critical
  Therapeutics, Inc.           Common      22674T105    2,722   534,805   SH             Sole         NA      Sole
Cubist
  Pharmaceuticals, Inc.        Common      229678107   17,828   776,139   SH             Sole         NA      Sole
Curis, Inc.                    Common      231269101       67    28,200   SH             Sole         NA      Sole
Cytokinetics, Inc.             Common      23282W100    2,689   368,929   SH             Sole         NA      Sole
deCODE Genetics, Inc.          Common      243586104    3,782   436,232   SH             Sole         NA      Sole
DepoMed, Inc.                  Common      249908104    8,812 1,349,388   SH             Sole         NA      Sole
DJ Orthopedics, Inc.           Common      23325G104    4,771   120,000   SH             Sole         NA      Sole
DOV Pharmaceutical, Inc.       Common      259858108    2,117   132,500   SH             Sole         NA      Sole
Eclipsys Corporation           Common      278856109    5,643   239,000   SH             Sole         NA      Sole
Emageon, Inc.                  Common      29076V109   10,094   594,124   SH             Sole         NA      Sole
Emdeon Corporation             Common      290849108    6,982   646,500   SH             Sole         NA      Sole
Encysive
  Pharmaceuticals Inc.         Common      29256X107    3,825   782,200   SH             Sole         NA      Sole
Endo
  Pharmaceuticals Holdings     Common      29264F205    4,246   129,400   SH             Sole         NA      Sole
Epix
  Pharmaceuticals, Inc.        Common      26881Q101    2,061   588,800   SH             Sole         NA      Sole
Exelixis, Inc.                 Common      30161Q104    9,421   784,430   SH             Sole         NA      Sole
Forest Laboratories, Inc.      Common      345838106    6,895   154,500   SH             Sole         NA      Sole
Gen Probe, Inc.                Common      36866T103    7,496   136,000   SH             Sole         NA      Sole
Genentech, Inc.                Common      368710406    6,592    78,000   SH             Sole         NA      Sole
Genzyme Corporation            Common      372917104   18,418   274,000   SH             Sole         NA      Sole
Gilead Sciences, Inc.          Common      375558103   23,115   371,500   SH             Sole         NA      Sole
Guidant Corporation            Common      401698105    2,225    28,500   SH             Sole         NA      Sole
Idenix
  Pharmaceuticals, Inc.        Common      45166R204    8,447   622,500   SH             Sole         NA      Sole
IDEXX Laboratories, Inc.       Common      45168D104   13,723   158,900   SH             Sole         NA      Sole
Imclone Systems, Inc.          Common      45256B101    4,780   140,500   SH             Sole         NA      Sole
Inhibitex, Inc.                Common      45719T103    2,755   379,420   SH             Sole         NA      Sole
Insmed Inc.                    Common      457669208    2,300 1,179,400   SH             Sole         NA      Sole
Inspire
  Pharmaceuticals, Inc.        Common      457733103    8,312 1,589,315   SH             Sole         NA      Sole
Kosan Biosciences, Inc.        Common      50064W107    6,678 1,133,788   SH             Sole         NA      Sole
K-V Pharmaceutical Co.          CL A       482740206    3,753   155,600   SH             Sole         NA      Sole
Lexicon Genetics, Inc.         Common      528872104    5,374   970,000   SH             Sole         NA      Sole
Medco Health
  Solutions, Inc.              Common      58405U102    8,068   141,000   SH             Sole         NA      Sole

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                           FORM 13F INFORMATION TABLE

Name of Reporting Manager:  HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
Medicis Pharmaceutical
  Corporation                 CL A New     584690309    5,966   183,000   SH             Sole         NA      Sole
MedImmune, Inc.                Common      584699102    9,236   252,500   SH             Sole         NA      Sole
Medtronic, Inc.                Common      585055106    8,881   175,000   SH             Sole         NA      Sole
Medwave, Inc.                  Common      585081102    4,139 1,277,372   SH             Sole         NA      Sole
MGI PHARMA, Inc.               Common      552880106    7,140   408,000   SH             Sole         NA      Sole
Momenta
  Pharmaceuticals,  Inc.       Common      60877T100    1,800    91,559   SH             Sole         NA      Sole
Myogen, Inc.                   Common      62856E104    3,760   103,780   SH             Sole         NA      Sole
Myriad Genetics, Inc.          Common      62855J104    6,875   263,500   SH             Sole         NA      Sole
National Med Health Card
  Systems, Inc.                Common      636918302    8,551   305,405   SH             Sole         NA      Sole
Neurogen Corporation           Common      64124E106    5,708   922,200   SH             Sole         NA      Sole
NitroMed, Inc.                 Common      654798503    3,830   456,000   SH             Sole         NA      Sole
Noven
  Pharmaceuticals, Inc.        Common      670009109    7,289   404,700   SH             Sole         NA      Sole
Orchid Cellmark, Inc.          Common      68573C107    3,242   564,800   SH             Sole         NA      Sole
Orthovita, Inc.                Common      68750U102    7,472 1,804,900   SH             Sole         NA      Sole
PDL BioPharma Inc.             Common      69329Y104    4,070   124,080   SH             Sole         NA      Sole
Penwest
  Pharmaceuticals Co.          Common      709754105    1,874    86,400   SH             Sole         NA      Sole
Pfizer, Inc.                   Common      717081103    4,112   165,000   SH             Sole         NA      Sole
Pharmacopeia Drug
  Discovery, Inc.              Common      7171EP101    3,153   531,700   SH             Sole         NA      Sole
Pharmion Corporation           Common      71715B409    1,141    63,300   SH             Sole         NA      Sole
Point Therapeutics, Inc.       Common      730694106    2,318   670,000   SH             Sole         NA      Sole
Rigel
  Pharmaceuticals, Inc.        Common      766559603    1,761   153,300   SH             Sole         NA      Sole
Sangamo Biosciences, Inc.      Common      800677106    3,544   595,700   SH             Sole         NA      Sole
Schering-Plough
  Corporation                  Common      806605101    5,285   278,300   SH             Sole         NA      Sole
Seattle Genetics, Inc.         Common      812578102    5,583 1,081,900   SH             Sole         NA      Sole
Senomyx, Inc.                  Common      81724Q107    5,502   334,250   SH             Sole         NA      Sole
SGX Pharmaceuticals, Inc.      Common      78423C108    3,603   378,480   SH             Sole         NA      Sole
Sirna Therapeutics, Inc.       Common      829669100    2,001   296,924   SH             Sole         NA      Sole
Taro Pharmaceuticals
  Industries Ltd.              Common      M8737E108    2,474   177,500   SH             Sole         NA      Sole
Telik, Inc.                    Common      87959M109    1,550    80,058   SH             Sole         NA      Sole
Tenet Healthcare
  Corporation                  Common      88033G100    4,613   625,000   SH             Sole         NA      Sole
Tercica, Inc.                  Common      88078L105    7,142 1,065,940   SH             Sole         NA      Sole
Teva Pharmaceutical
  Industries, Ltd. ADR           ADR       881624209   14,914   362,177   SH             Sole         NA      Sole
Theravance, Inc.               Common      88338T104   14,390   513,207   SH             Sole         NA      Sole
Third Wave
Technologies, Inc.             Common      88428W108    2,904   927,713   SH             Sole         NA      Sole
Vivus, Inc.                    Common      928551100    2,186   656,600   SH             Sole         NA      Sole
VNUS Medical
  Technologies, Inc.           Common      928566108    7,055   929,458   SH             Sole         NA      Sole
ZymoGenetics, Inc.             Common      98985T109    7,926   366,600   SH             Sole         NA      Sole

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COLUMN TOTALS                                        $528,136
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